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                                [GRAPHIC OMITTED]

                           CASH RESERVE PRIME SHARES


                          (Class A and Class B Shares)

                 Prospectus & Application -- August 1, 1998, as
                      supplemented through March 31, 1999
--------------------------------------------------------------------------------


BT Alex. Brown Cash Reserve Fund, Inc. (the "Fund") is a money market fund designed to seek as high a level of current income as is consistent with preservation of capital and liquidity.


This Prospectus relates to the Flag Investors Cash Reserve Prime Shares--Class A and Class B (the "Flag Investors Shares") of the Prime Series of the Fund. Flag Investors Shares are available through your securities dealer or the Fund's transfer agent. However, Flag Investors Class B Shares are available only through the exchange of Class B shares of other funds in the Flag Investors family of funds. (See "How to Buy Shares.")


You may obtain the Fund's Statement of Additional Information without charge from the Fund or any securities dealer that has entered into a dealer agreement with the Fund's distributor.


This Prospectus sets forth basic information that you should know about the Flag Investors Shares prior to investing. You should retain it for future reference. A Statement of Additional Information dated August 1, 1998, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference. It is available upon request and without charge by calling the Fund at (800) 553-8080.


For current yield information and for purchase and redemption information, call your securities dealer or (410) 895-5995.

TABLE OF CONTENTS


Fund Expenses ......................     1
Financial Highlights ...............     2
Investment Program .................     5
Investment Restrictions ............     6
The Fund's Net Asset Value .........     6
How to Buy Shares ..................     7
How to Redeem Shares ...............     8
Telephone Transactions .............     9
Dividends and Taxes ................     9
Management of the Fund .............    10
Investment Advisor .................    10
Distributor ........................    11
Custodian, Transfer Agent and
    Accounting Services ............    12
Current Yield ......................    12
General Information ................    12
Application ........................    A-1


The Fund's shares are not deposits or obligations of, or guaranteed or endorsed by any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in the shares involves risk, including possible loss of principal.

An investment in the Fund is neither insured nor guaranteed by the United States Government. There can be no assurance that the Prime Series will be able to maintain a stable net asset value of $1.00 per share.

Flag Investors Funds
P.O. Box 515
Baltimore, Maryland 21203

--------------------------------------------------------------------------------
These securities have not been approved or disapproved by the Securities and
                              Exchange Commission
nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this
     Prospectus. Any representation to the contrary is a criminal offense.

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

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                      [THIS PAGE INTENTIONALLY LEFT BLANK]

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

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FUND EXPENSES

--------------------------------------------------------------------------------
Shareholder Transaction Expenses:


                                                                                         Flag           Flag
                                                                                      Investors       Investors
                                                                                       Class A         Class B
                                                                                        Shares         Shares
                                                                                     -----------   --------------
Maximum Sales Charge Imposed on Purchases ........................................       None*          None
Maximum Sales Charge Imposed on Reinvested Dividends .............................       None           None
Maximum Deferred Sales Charge (as a percentage of original purchase price or
 redemption proceeds, whichever is lower) ........................................       None*          4.00%**
Annual Fund Operating Expenses (as a percentage of average daily net assets):
Management Fees ..................................................................       0.26%          0.26%
12b-1 Fees .......................................................................       0.25%          0.75%
Other Expenses (including a 0.25% shareholder servicing fee for the Flag Investors
 Class B Shares) .................................................................       0.16%          0.41%***
                                                                                        -----      ---------
Total Fund Operating Expenses ....................................................       0.67%          1.42%
                                                                                        =====      =========

-----------
  * Flag Investors Class A Shares are not subject to a sales charge. However, if you exchange Class A shares of another Flag Investors fund for Class A Shares, you will retain liability for any contingent deferred sales charge due on such shares upon redemption. (See "How to Buy Shares" and "How to Redeem Shares.")
 ** You will be required to pay a contingent deferred sales charge if you redeem your Class B Shares within six years of purchase. The amount of the charge declines in relation to the time you hold your shares. Class B
    Shares will automatically convert to Class A Shares six years after purchase. (See "How to Redeem Shares.")
*** A portion of the shareholder servicing fee is allocated to member firms of the National Association of Securities Dealers, Inc. and qualified banks for services provided and expenses incurred in maintaining your account, responding to your inquiries and providing you with information on your investments.



Example:                                                    1 year     3 years     5 years     10 years
---------------------------------------------------------   --------   ---------   ---------   ------------
 You would pay the following expenses on a $1,000 invest-
ment, assuming (1) 5% annual return and (2) redemption at
the end of each time period:
 Flag Investors Class A Shares ..........................   $ 7        $21         $37         $  83
 Flag Investors Class B Shares ..........................   $54        $75         $98         $ 131*

 You would pay the following expenses on the same invest-
ment, assuming no redemption:
 Flag Investors Class B Shares ..........................   $14        $45         $78         $ 131*

-----------
 * Expenses assume that Class B Shares are converted to Class A Shares at the end of six years. Therefore, the expense figures assume six years of Class B expenses and four years of Class A expenses.


The Expenses and Example shown in the table above should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

     The purpose of the foregoing table is to describe the various costs and expenses that you will bear directly or indirectly when you invest in the Fund. If you purchase Flag Investors Shares through a financial institution, you may be charged separate fees by that institution.

     Your actual expenses may be greater or less than those shown. Due to the continuous nature of Rule 12b-1 fees, you may pay more than the equivalent of the maximum front-end sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. if you hold your shares for a long time.

                                                                               1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
     The financial highlights included in this table are a part of the Fund's financial statements for the Prime Series for the indicated fiscal periods that have been audited by the Fund's independent accountants. The financial statements and financial highlights for the fiscal year ended March 31, 1998 and the report of the Fund's independent accountants thereon are included in the Statement of Additional Information, which can be obtained at no charge by calling the Fund at (800) 767-FLAG.



Prime Series (including Flag Investors Class A Shares(1)
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                       1998(1)
                                               --------------------
Per Share Operating Performance:
 Net asset value at beginning of period .....     $        1.00
                                                  -------------

Income from Investment Operations:
 Net investment income ......................            0.0494
Less Distributions:
 Dividends from net investment income
   and/or short-term gains ..................           (0.0494)
                                                  ---------------
 Net asset value at end of period ...........     $        1.00
                                                  ===============
Total Return:
 Based on net asset value per share .........              5.05%
Ratios to Average Daily Net Assets:
 Expenses ...................................              0.67%
 Net investment income ......................              4.94%
Supplemental Data:
 Net assets at end of period ................    $3,172,274,336(4)
  Number of shares outstanding at end of
   period ...................................     3,172,265,593




                                                      1997(1)              1996(1)              1995(1)
                                               -------------------  -------------------  -------------------
Per Share Operating Performance:
 Net asset value at beginning of period .....     $       1.00         $       1.00         $       1.00
                                                  ------------         ------------         ------------

Income from Investment Operations:
 Net investment income ......................           0.0478               0.0524               0.0442
Less Distributions:
 Dividends from net investment income
   and/or short-term gains ..................          (0.0478)             (0.0524)             (0.0442)
                                                  --------------       --------------       --------------
 Net asset value at end of period ...........     $       1.00         $       1.00         $       1.00
                                                  ==============       ==============       ==============
Total Return:
 Based on net asset value per share .........             4.88%                5.36%                4.51%
Ratios to Average Daily Net Assets:
 Expenses ...................................             0.63%                0.60%                0.61%
 Net investment income ......................             4.78%                5.25%                4.26%
Supplemental Data:
 Net assets at end of period ................   $2,552,053,912       $2,392,658,047       $1,479,806,435
  Number of shares outstanding at end of
   period ...................................    2,552,045,195        2,392,661,216        1,479,804,186


-----------
1 Per share information and ratios of the Flag Investors Class A Shares are identical to the Prime Shares since January 5, 1989 (the date Flag Investors Class A Shares commenced operations).
2 The Fund's fiscal year-end was changed from April 30 to March 31.
3 Annualized.
4 Net assets consist of: Prime Shares -- $3,164,537,551 and Flag Investors
  Class A Shares -- $7,736,785.

2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                               For the
                                                                                                                Eleven
                                                                                                                Months
                                                                                                                Ended
      For the Year Ended March 31,                                                                            March 31,
----------------------------------------                                                                 -------------------
       1994(1)              1993(1)              1992(1)              1991(1)              1990(1)             1989(1,2)
-------------------  -------------------  -------------------  -------------------  -------------------  -------------------

   $      1.00          $       1.00         $       1.00         $       1.00         $       1.00         $       1.00
   ------------         ------------         ------------         ------------         ------------         ------------

        0.0262                0.0295               0.0485               0.0734               0.0846               0.0712

       (0.0262)              (0.0295)             (0.0485)            ( 0.0734)            ( 0.0846)            ( 0.0712)
   --------------       --------------       --------------       --------------       --------------       --------------
   $      1.00          $       1.00         $       1.00         $       1.00         $       1.00         $       1.00
   ==============       ==============       ==============       ==============       ==============       ==============
          2.65%                 2.99%                4.96%                7.59%                8.80%                8.01%(3)


          0.62%                 0.63%                0.61%                0.59%                0.52%                0.54%(3)
          2.62%                 2.95%                4.84%                7.31%                8.42%                7.81%(3)

$1,368,451,627        $1,481,103,834       $1,512,362,510       $1,295,888,161       $1,312,276,151       $1,084,793,157
 1,368,449,549         1,481,101,756        1,512,360,432        1,295,888,161        1,312,272,415        1,084,789,421

                                                                               3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS(concluded)

--------------------------------------------------------------------------------
Prime Series (Flag Investors Class B Shares)
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                              For the Year Ended         For the Period
                                                                   March  31,            April 3, 1995(1)
                                                           ---------------------------       through
                                                                                            March 31,
                                                               1998           1997             1996
                                                           ------------   ------------   ---------------
Per Share Operating Performance:
 Net asset value at beginning of period ................     $  1.00        $  1.00         $  1.00
                                                             -------        -------         -------
Income from Investment Operations:
 Net investment income .................................      0.0418         0.0414          0.0361
Less Distributions:
 Dividends from net investment income and/or short-term
   gains ...............................................     (0.0418)       (0.0414)        (0.0361)
                                                             ---------      ---------       ---------
 Net asset value at end of period ......................     $  1.00        $  1.00         $  1.00
                                                             =========      =========       =========
Total Return:
 Based on net asset value per share ....................        4.27%          4.22%           3.69%(2)
Ratios to Average Daily Net Assets:
 Expenses ..............................................        1.42%          1.38%           1.38%(2)
 Net investment income .................................        4.18%          4.14%           4.30%(2)
Supplemental Data:
 Net assets at end of period ...........................    $184,382       $227,098        $ 10,200
 Number of shares outstanding at end of period .........     184,382        227,098          10,200

-----------
1 Commencement of operations.
2 Annualized.

4
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

--------------------------------------------------------------------------------

INVESTMENT PROGRAM

--------------------------------------------------------------------------------

      The Fund is a money market fund which seeks as high a level of current income as is consistent with preservation of capital and liquidity. This Prospectus relates exclusively to the Flag Investors Class A and Class B Shares, which are two of the five classes of shares currently offered by the Prime Series.


Investment Objective

      The investment objective of the Prime Series is to seek as high a level of current income as is consistent with preservation of capital and liquidity. The Prime Series seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments with maturities of 397 days or less from the date of purchase.


Portfolio Investments

      The Prime Series seeks to achieve its objective by investing in domestic money market instruments that satisfy strict credit quality standards and that mature within 397 days or less from the date of purchase. The Prime Series may invest in U.S. Treasury obligations, obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government and a broad range of bank and commercial obligations that the investment advisor, under guidelines established by the Board of Directors, believes present minimal credit risk and that satisfy the criteria for such obligations discussed below:

      U.S. Treasury Obligations consisting of marketable securities and instruments issued by the United States Treasury, including bills, notes, bonds and other obligations.

      Obligations of U.S. Government Agencies consisting of obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. Some of these obligations are backed by the full faith and credit of the U.S. Government (e.g., the Government National Mortgage Association), others are supported by the issuing agency's right to borrow from the U.S. Treasury (e.g., securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (e.g., the Federal National Mortgage Association).

      Bank Instruments consisting mainly of certificates of deposit and bankers' acceptances that (a) are issued by U.S. banks that satisfy applicable quality standards; or (b) are fully insured as to principal and interest by the Federal Deposit Insurance Corporation.

      Commercial Instruments consisting of commercial paper and variable amount master demand notes. Eligible commercial paper is limited to short-term unsecured promissory notes issued by corporations that (i) are rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1+ or A-1 by Standard & Poor's Ratings Group ("S&P"); or (ii) if not rated by Moody's or S&P, are of comparable quality to Prime-1 or A-1+ or A-1 instruments as determined by the Fund's investment advisor; and (iii) are otherwise "Eligible Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. All master demand notes acquired by the Prime Series will be payable within a prescribed notice period not to exceed seven days. (See the Statement of Additional Information for information with respect to commercial paper and bond ratings.)

      The Prime Series may enter into the following arrangements:

      Repurchase Agreements under which the purchaser (for example, the Prime Series) acquires ownership of an obligation and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. Although the underlying collateral for repurchase agreements may have maturities exceeding 397 days, repurchase agreements entered into by the Prime Series will not have a stated maturity in excess of seven days from the date of purchase. Default by, or bankruptcy proceedings with respect to the seller may, however, expose the Series to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

      When-Issued Securities involving commitments by the Prime Series to purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Prime Series will generally not pay for such securities or start earning interest on them until they are received. When-issued commitments will not be used for speculative purposes and will be entered into only with the intention of actually acquiring the securities.

      Reverse Repurchase Agreements involving the sale of money market instruments held by the Prime


                                                                               5
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

--------------------------------------------------------------------------------

Series, with an agreement to repurchase the instrument at an agreed upon price and date. The Prime Series will employ reverse repurchase agreements only when necessary to meet unanticipated net redemptions so as to avoid liquidating other money market instruments during unfavorable market conditions. The Prime Series will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments that would otherwise have to be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions. Reverse repurchase agreements involve the risk that the market value of securities retained by the Prime Series in lieu of liquidation may decline below the repurchase price of the securities sold by the Prime Series, which it is obligated to repurchase.

Year 2000 Issues

      The Fund depends on the smooth functioning of computer systems in almost every aspect of its business. The Fund could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Fund has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and has received assurances from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Fund. The Fund and its shareholders may experience losses if these assurances prove to be incorrect or if issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others, with which the Fund does business experience difficulties as a result of year 2000 issues.


INVESTMENT RESTRICTIONS

--------------------------------------------------------------------------------

      The Prime Series' investment program is subject to a number of investment restrictions that reflect self-imposed standards as well as federal regulatory limitations. The Prime Series will not:

(1) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities), if immediately after such purchase more than 5% of the value of the Prime Series' assets would be invested in such issuer;

(2) purchase any commercial paper or variable rate demand notes that would cause more than 25% of the value of the Prime Series' total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry;

(3)  borrow money or issue senior securities, except that the Prime Series may
     (a) borrow money from banks for temporary purposes in amounts up to 10% of the value of the Prime Series' total assets at the time of borrowing, provided that any such borrowings will be repaid prior to the purchase of additional portfolio securities by the Prime Series, (b) enter into reverse repurchase agreements in accordance with its investment program, and (c) enter into commitments to purchase securities in accordance with the Prime Series' investment program, which commitments may be considered the issuance of senior securities; or


(4) lend money or securities except to the extent that the Prime Series' investments may be considered loans.

      The Prime Series' investment objective as described under "Investment Objective" and the foregoing restrictions are matters of fundamental policy and may not be changed without the affirmative vote of a majority of the outstanding shares of the Prime Series.


      Further investment restrictions are listed in the Statement of Additional Information.


THE FUND'S NET ASSET VALUE

--------------------------------------------------------------------------------

      The following sections describe how to buy and redeem shares of the Fund.



      The price you pay when you buy shares is the Fund's net asset value per share. The price you receive when you redeem Class A Shares is also the Fund's net asset value per share. The price you receive when you redeem Class B Shares is based on the Fund's net asset value per share but may be reduced by a sales charge. Read the section on how to redeem shares for details on how and when these charges may or may not be imposed.


      The net asset value per share of the Prime Series is determined on each business day as of 12:00 noon (Eastern Time).


6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      The Fund uses the amortized cost method of valuing portfolio securities and rounds the per share net asset value to the nearest whole cent. As a result, it is anticipated that the net asset value of the Prime Series will remain constant at $1.00 per share. There can be no assurance, however, that this will always be the case.

      You may buy or redeem shares on any day on which both the New York Stock Exchange and the Fund's custodian are open for business (a "Business Day"). If your order is entered before the Prime Series' net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the Prime Series' net asset value per share is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.


HOW TO BUY SHARES

--------------------------------------------------------------------------------

General Information on Purchases


      You may buy Class A Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order. You may also buy Class A Shares by sending your check (along with a completed Application Form) directly to the Fund. The Application Form, which includes instructions, is attached to this Prospectus. In addition, you may buy Class A Shares through the exchange of Class A shares of other funds in the Flag Investors family of funds.


      You may buy Class B Shares only through the exchange of Class B shares of other funds in the Flag Investors family of funds. You may make an exchange through your securities dealer or servicing agent.


      Your order to purchase shares is effective only when your securities dealer, or servicing agent receives your order in proper form and federal funds are available to the Fund for investment. If you pay for shares by check, your check is normally converted into federal funds within two business days. The Fund reserves the right to reject any order for the purchase of shares. If you purchase Flag Investors Shares by check, redemption of those shares may be restricted. See the section on redemptions below.

Investment Minimums


      Your initial investment in Class A Shares must be at least $2,000. Your initial investment in Class B Shares, which are only available through exchange, is $500. Subsequent investments must be at least $100. The following are exceptions to these minimums:


      o If you are investing in an IRA account, your initial investment in Class A Shares may be as low as $1,000.


      o If you are a shareholder of any other Flag Investors fund, your initial investment in this Fund may be as low as $500.

      o If you are a participant in the Class A Shares' Automatic Investing Plan, your initial investment may be as low as $250. If you participate in the monthly plan, your subsequent investments may be as low as $100. If you participate in the quarterly plan, your subsequent investments may be as low as $250. Refer to the section on the Fund's Automatic Investing Plan for details.

      o There is no minimum investment requirement for qualified retirement plans such as 401(k), pension or profit sharing plans.


Purchase Price

      The price you pay to buy shares will be the Fund's net asset value per share.


Purchases by Exchange

      You may exchange shares of any other Flag Investors fund for an equal dollar amount of Class A or Class B Shares, as applicable, without paying a sales charge. The Fund may modify or terminate this offer of exchange upon 60 days' prior written notice.

      You may request an exchange through your securities dealer or servicing agent. Contact them for details on how to enter your order. If your shares are in an account with the Fund's Transfer Agent, you may also request an exchange directly through the Transfer Agent by mail or telephone.


Investing Regularly

      You may make regular investments in the Fund through any of the following methods. If you wish to enroll in any of these programs or if you need any additional information, complete the appropriate section of the attached Application Form, or contact your securities dealer, your servicing agent, or the Transfer Agent.

      Automatic Investing Plan. You may elect to make a regular monthly or quarterly investment in Class A Shares. The amount you decide upon will be withdrawn from your checking account using a pre-authorized check. When the money is received by the Transfer


                                                                               7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Agent, it will be invested in Class A Shares at that day's net asset value. Either you or the Fund may discontinue your participation upon 30 days' notice.


      Dividend Reinvestment Plan. Unless you elect otherwise, all income and capital gains distributions will be reinvested in additional Fund shares of the same class at net asset value. You may elect to receive your distributions in cash or to have your distributions invested in shares of other Flag Investors funds. To make either of these elections or to terminate automatic reinvestment, complete the appropriate section of the attached Application Form or notify the Transfer Agent, your securities dealer or your servicing agent at least five days before the date on which the next dividend or distribution will be paid.


      Systematic Purchase Plan. You may also purchase any class of shares through a systematic purchase plan. Contact your securities dealer or servicing agent for details.


HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

      You may redeem either class of the Fund's shares through your securities dealer or servicing agent. Contact them for details on how to enter your order and for information on how you will be paid. If your shares are in an account with the Fund, you may also redeem shares by contacting the Transfer Agent by mail or (if you are redeeming less than $50,000) by telephone. The Transfer Agent will mail your redemption check within seven days after it receives your order in proper form. Refer to the section on telephone transactions for more information on this method of redemption.

      Your securities dealer, your servicing agent, or the Transfer Agent may require the following documents before they redeem your shares:

1) A letter of instructions specifying your account number and the number of shares or dollar amount of the class you wish to redeem. The letter must be signed by all owners of the shares exactly as their names appear on the account.

2) If you are redeeming more than $50,000, a guarantee of your signature by a member of the Federal Deposit Insurance Corporation, a trust company, broker, dealer, securities exchange or association, clearing agency, savings association or (if authorized by state law) credit union.

3 Any additional document that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.

Redemption Price

      The price you receive when you redeem your Class A Shares will be net asset value. The price you receive when you redeem your Class B Shares will be net asset value less any applicable sales charge.

      The amount of any sales charge deducted from your Class B Shares' redemption price will be determined according to the following schedule:


                            Sales Charge as a Percentage
                                of the Dollar Amount
   Years Since Purchase          Subject to Charge
-------------------------  -----------------------------
First                               4.00%
Second                              4.00%
Third                               3.00%
Fourth                              3.00%
Fifth                               2.00%
Sixth                               1.00%
Thereafter                          None

--------------------------------------------------------------------------------
      Determination of Sales Charge: The sales charge applicable to your redemption of Class B Shares is calculated in the manner that results in the lowest possible rate:

1) The sales charge is applied to the lesser of the cost of the shares or their current market value.

2) No sales charge will be applied to shares you own as a result of reinvesting dividends or distributions.

3) If you have purchased shares at various times, the sales charge will be applied first to shares you have owned for the longest period of time.

4) If you acquired the shares through an exchange of shares of another Flag Investors fund, the period of time you held the original shares will be combined with the period of time you held the shares being redeemed to determine the years since purchase.


      Waiver of Sales Charge: You may redeem Class B Shares without paying a sales charge under any of the following circumstances:

1) If you are exchanging your shares for Class B shares of another Flag Investors fund.

2) If your redemption represents the minimum required distribution from an individual retirement account or other retirement plan.

3) If your redemption represents a distribution from a Systematic Withdrawal Plan. This waiver applies only if the annual withdrawals under your Plan are 12% or less of your share balance.


8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4) If shares are being redeemed in your account following your death or a determination that you are disabled. This waiver applies only under the following conditions:


     (i) The account is registered in your name either individually, as a joint tenant with rights of survivorship, as a participant in community property, or as a minor child under the Uniform Gifts or Uniform Transfers to Minors Act.


    (ii) Either you or your representative notifies your securities dealer, servicing agent or the Transfer Agent that such circumstances exist.



      Automatic Conversion of Class B Shares. Your Class B Shares, along with any reinvested dividends or distributions associated with those shares, will be automatically converted to Class A Shares six years after your purchase. This conversion will be made on the basis of the relative net asset values of the classes and will not be a taxable event to you.

Other Redemption Information

      If you own Fund shares having a value of at least $10,000, you may arrange to have some of your shares redeemed monthly or quarterly under the Fund's Systematic Withdrawal Plan. Each redemption under this plan involves all the tax and sales charge implications normally associated with Fund redemptions. Contact your securities dealer, your servicing agent or the Transfer Agent for information on this plan.

      Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividendwill be paid to you by check, whether or not that is the payment option you have selected.

      If you redeem sufficient shares to reduce your investment to $500 or less, the Fund has the power to redeem the remaining shares after giving you 60 days' notice.

      If you paid for your purchase of shares by check, redemption of those shares will be restricted for a period of fifteen calendar days unless you are redeeming shares through your securities dealer or servicing agent and are using the proceeds to purchase other securities in that account.

TELEPHONE TRANSACTIONS

--------------------------------------------------------------------------------

      If your shares are in an account with the Transfer Agent, you may redeem them in any amount up to $50,000 or exchange them for shares in another Flag Investors fund by calling the Transfer Agent on any business day between the hours of 8:30 a.m. and 5:30 p.m. (Eastern Time). You are automatically entitled to telephone transaction privileges unless you specifically request that no telephone redemptions or exchanges be accepted for your account. You may make this election when you complete the Application Form or at any time thereafter by completing and returning documentation supplied by the Transfer Agent.

      The Fund and the Transfer Agent will employ reasonable procedures to confirm that telephoned instructions are genuine. These procedures include requiring you to provide certain personal identification information at the time your account is opened and prior to effecting each telephone transaction. You may be required to provide additional telecopied instructions. If these procedures are employed, neither the Fund nor the Transfer Agent will bear any liability for following instructions received by telephone that they reasonably believe to be genuine. Your telephone transaction request will be recorded.

      During periods of extreme economic or market changes, you may experience difficulty in contacting the Transfer Agent by telephone. In such event, you should make your request by mail.


DIVIDENDS AND TAXES

--------------------------------------------------------------------------------

Dividends

      All of the net income earned on the Flag Investors Shares is normally declared as dividends daily to the respective shareholders of record of such shares. Dividends on Flag Investors Shares are normally payable on the first day that a purchase or exchange order is effective but not on the date that a redemption order is effective.

Taxes

      The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal,


                                                                               9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

state or local tax treatment of the Fund or its shareholders, and the discussion herein is not intended as a substitute for careful tax planning. Accordingly, you are advised to consult with your tax advisor regarding specific questions.

      There is further information concerning taxes in the Statement of Additional Information.


      The Prime Series has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as the Prime Series qualifies for this tax treatment, it will not pay federal income taxes on amounts distributed to its shareholders; but shareholders, unless otherwise exempt, will pay taxes on the amounts so distributed.


      You will be taxed on distributions of net investment company taxable income as ordinary income. Although the Prime Series does not expect to realize any capital gains, any distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) will be taxable to you as either short-term or long-term depending upon how long the Fund held the securities it sold to generate the gains. You will be taxed on the distributions according to the category stipulated by the Fund regardless of how long you have held your Fund shares. Distributions from the Fund will not be eligible for the dividends received deduction otherwise available for corporate shareholders.


      Dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by you and paid by the Prime Series in the year in which the dividends were declared.


      The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.


      The sale, exchange or redemption of Flag Investors Shares is a taxable event for you.

MANAGEMENT OF THE FUND


--------------------------------------------------------------------------------

      The overall business and affairs of the Fund are managed by its Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's executive officers, to the Advisor, and to the Distributor. A majority of the Board of Directors of the Fund have no affiliation with the Distributor or the Advisor.


INVESTMENT ADVISOR


--------------------------------------------------------------------------------

      Investment Company Capital Corp. ("ICC" or the "Advisor"), an indirect subsidiary of Bankers Trust Corporation, was organized in 1987 and acts as investment advisor to the Prime Series. ICC supervises and manages the Prime Series' operations and generally provides management and administrative services for the Prime Series. In addition, ICC is responsible for managing the Prime Series' investments. ICC is investment advisor to mutual funds having net assets of approximately $7.4 billion as of May 31, 1998. In addition to this Fund, these include the funds in the Flag Investors family of funds.

      ICC may, from time to time, voluntarily waive a portion of its advisory fee with respect to the Prime Series to preserve or enhance the performance of the Series. As compensation for providing investment advisory services to the Prime Series for the fiscal year ended March 31, 1998, ICC received a fee equal to 0.26% of the Prime Series' average daily net assets.

      ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Prime Series. An affiliate of ICC provides custody services to the Fund. (See "Custodian, Transfer Agent and Accounting Services.")


      On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, and continuation of the Fund's advisory relationship with ICC thereafter is subject to the approval of Fund share-


10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

holders. On March 30, 1999, the Board of Directors approved, subject to shareholder approval, a new advisory agreement between ICC and the Fund on behalf of the Prime Series in the event the merger is approved and completed. If the transaction is approved and completed, Deutsche Bank AG, as ICC's new parent company, will control its operations as investment advisor. ICC believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

      On March 11, 1999, Bankers Trust Company ("Bankers Trust"), a separate subsidiary of Bankers Trust Corporation, announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related record-keeping problems that occurred between 1994 and early 1996. ICC became a subsidiary of Bankers Trust Corporation in a merger that occurred after these events took place. Pursuant to its agreement with the U.S. Attorney's Office, Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $60 million fine to federal authorities. Separately, Bankers Trust agreed to pay a $3.5 million fine to the State of New York. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.


      As a result of the plea, absent an order from the SEC, ICC may not be able to continue to provide investment advisory services to the Fund. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.


DISTRIBUTOR

--------------------------------------------------------------------------------

      ICC Distributors, Inc. ("ICC Distributors" or the "Distributor") has served as distributor of the Flag Investors Shares since August 31, 1997. ICC Distributors is a registered broker-dealer that offers distribution services to a variety of registered investment companies including other funds in the Flag Investors family of funds. ICC Distributors is not affiliated with the Advisor.


      The Fund has adopted a Distribution Agreement and related Plans of Distribution with respect to the Class A and Class B Shares (the "Plans"), pursuant to Rule 12b-1 under the 1940 Act. In addition, the Fund may enter into agreements with certain financial institutions, including certain banks and BT Alex. Brown Incorporated, to provide shareholder services, pursuant to which the Distributor may allocate on a proportional basis up to all of its distribution fee as compensation for such financial institutions' ongoing shareholder services. Such financial institutions may charge you separately for these services.

      As compensation for providing distribution services for the Class A Shares for the period from August 31, 1997 through March 31, 1998, the Distributor received a fee equal to 0.25% (annualized) of the average daily net assets of the Class A Shares.

      As compensation for providing distribution and shareholder services for the Class B Shares for the period from August 31, 1997 through March 31, 1998, the Distributor received a distribution fee equal to 0.75% (annualized) of the Class B Shares' average daily net assets and a shareholder servicing fee equal to 0.25% of the Class B Shares' average daily net assets. The distribution fee is used to compensate the Distributor for its services and expenses in distributing the Class B Shares. The shareholder servicing fee is used to compensate the Distributor, securities dealers and servicing agents for services provided and expenses incurred in maintaining your account, responding to your inquiries and providing you with information on your investments.

      Payments under the Plans are made as described above regardless of the Distributor's actual cost of providing distribution services. If the cost of providing distribution services to the Fund is less than the payments received, the Distributor may retain the unexpended portion of the distribution fee. ICC Distributors or the Advisor and their respective affiliates may make payments from their own resources to securities dealers and servicing agents. Payments by the Distributor may include additional discounts or promotional incentives in the form of cash or other compensation (including merchandise or travel).


                                                                              11
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

--------------------------------------------------------------------------------


CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES

--------------------------------------------------------------------------------

      Investment Company Capital Corp. is the Fund's transfer and dividend disbursing agent and provides accounting services to the Prime Series. As compensation for providing accounting services to the Prime Series for the fiscal year ended March 31, 1998, ICC received a fee equal to 0.01% of the Prime Series' average daily net assets. Bankers Trust acts as custodian of the Fund's assets. (See the Statement of Additional Information.)

--------------------------------------------------------------------------------


CURRENT YIELD

--------------------------------------------------------------------------------

      From time to time the Fund advertises the "yield" and "effective yield" of a particular Series or class. Both figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Series or class refers to the income generated by an investment in that Series or class over a seven-day period (which period will be stated in the advertisement). This income is then "annualized," that is, the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated as a percentage of the investment. The "effective yield" is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Flag Investors Class A or Class B Shares and thus compounded in the course of a 52-week period. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. Yields may vary between classes as a result of differences in expenses. You may obtain the yields for Flag Investors Class A or Class B Shares by calling the Fund at (410) 895-5995.

GENERAL INFORMATION

--------------------------------------------------------------------------------

Description of Shares

      The Fund is an open-end, diversified management investment company. The Fund was reorganized under the laws of the State of Maryland on April 5, 1990. The Fund is authorized to issue 9 billion shares of common stock, with a par value of $.001 per share. Shares of the Fund are divided into three series, each with a par value of $.001 -- the Prime Series, the Treasury Series and the Tax-Free Series. Each of the Series currently offers one or more classes, which differ from each other principally in distribution fees, in some instances shareholder servicing fees, and the method of distribution, which may affect performance. For information regarding the other classes, please call 1-800-553-8080. Shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular Series or class will have the exclusive right to vote on matters affecting only the rights of the holders of such Series or class. For example, holders of a particular Series will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such Series. In the event of dissolution or liquidation, holders of each Series will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective Series, less (b) the liabilities of the Fund attributable to the respective Series or allocated among all Series based on the respective liquidation value of each Series.

      There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional series or classes of Fund shares without shareholder approval.

Annual Meetings

      The Fund does not expect to hold annual meetings of shareholders unless required by Maryland law. Shareholders may remove directors from office by votes cast at a meeting of shareholders or by written consent. A meeting of shareholders may be called at the request of the holders of 10% or more of the Fund's outstanding shares.


Reports

      You will be furnished with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent accountants, PricewaterhouseCoopers LLP.


Shareholder Inquiries

      If you have questions concerning your shares, contact the Fund at (800) 767-FLAG, the Transfer Agent at (800) 553-8080, or your securities dealer or servicing agent.


12
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

--------------------------------------------------------------------------------

               FLAG INVESTORS CASH RESERVE PRIME CLASS A SHARES
                            NEW ACCOUNT APPLICATION
--------------------------------------------------------------------------------
Make check payable to "Flag Investors Cash Reserve Prime
Class A Shares" and mail with this Application to:

                   Flag Investors Funds
                   P.O. Box 419663
                   Kansas City, MO 64141-6663
                   Attn: Flag Investors Cash Reserve Prime Class A Shares

     For assistance in completing this Application please call:1-800-553- 8080, Monday-Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time).

To open an IRA account please call 1-800-767-3524 for an IRA infor mation kit.




I wish to purchase Flag Investors Cash Reserve Prime Class A Shares in the
   amount of $              .
              -------------

                    Your Account Registration (Please Print)


Existing Account No., if any: -----------------

Individual or Joint Tenant
--------------------------------------
First Name     Initial  Last Name



--------------------------------------
Social Security Number



--------------------------------------
Joint Tenant    Initial  Last Name


Corporations, Trusts, Partnerships, etc.



--------------------------------------
Name of Corporation, Trust or Partnership



--------------------------------------
Tax ID Number           Date of Trust



--------------------------------------
Name of Trustees (If to be included in the Registration)



--------------------------------------
For the Benefit of

Gifts to Minors
--------------------------------------
Custodian's Name (only one allowed by law)



--------------------------------------
Minor's Name (only one)



--------------------------------------     -----------------------------------
Social Security Number of Minor            Minor's Date of Birth (Mo./Day/Yr.)


under the _______________________ Uniform Gifts to Minors Act
             State of Residence

Mailing Address


--------------------------------------
Street



--------------------------------------
City                   State    Zip



--------------------------------------
Daytime Phone

                              Distribution Options

Please check appropriate boxes. If none of the options are selected, all distributions will be reinvested in additional Flag Investors Class A Shares at no sales charge.


    Income Dividends                        Capital Gains

    |_| Reinvested in additional shares     |_| Reinvested in additional shares
    |_| Paid in Cash                        |_| Paid in Cash

Call (800) 553-8080 for information about reinvesting your dividends in other funds in the Flag Investors Family of Funds.


                       Automatic Investing Plan (Optional)


|_| I authorize you as Agent for the Automatic Investing Plan to automatically invest $--------- in Flag Investors Class A Shares for me, on a monthly or quarterly basis, on or about the 20th of each month or if quarterly, the 20th of January, April, July and October, and to draw a bank draft in payment of the investment against my checking account. (Bank drafts may be drawn on commercial banks only.)

Minimum Initial Investment: $250 per class
Subsequent Investments (check one):

 |_| Monthly ($100 minimum per class)          Please attach a voided check.
 |_| Quarterly ($250 minimum per class)


----------------------------           -----------------------------------------
Bank Name                               Depositor's Signature              Date


----------------------------          ------------------------------------------
Existing Flag Investors Fund          Depositor's Signature (if joint      Date
Account No., if any                     acct., both must sign)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      Systematic Withdrawal Plan (Optional)


|_| Beginning the month of ____________ , 19__ please send me checks on a monthly or quarterly basis, as indicated below, in the amount of $------- , from Class A Shares that I own, payable to the account registration address as shown above. (Participation requires minimum account value of $10,000.)

 Frequency (check one):  |_| Monthly  |_| Quarterly (January, April,
                                          July and October)

                             Telephone Transactions

I understand that I will automatically have telephone redemption privileges (for amounts up to $50,000) and telephone exchange privileges (with respect to other Flag Investors Funds) unless I mark one or both of the boxes below.

No, I/We do not want:  |_| Telephone redemption privileges
                       |_| Telephone exchange privileges

Redemptions effected by telephone will be mailed to the address of record. If you would prefer redemptions mailed to a pre-designated bank account, please provide the following information:

Bank:                                 Bank Account No.:
      --------------------------                        ------------------------

Address:                              Bank Account Name:
         ----------------------                         -----------------------


                      Signature and Taxpayer Certification

 The Fund may be required to withhold and remit to the U.S. Treasury 31% of any taxable dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholders who fail to provide the information and/or certifications required below. This backup withholding is not an additional tax, and any amounts withheld may be credited against your ultimate U.S. tax liability.

 By signing this Application, I hereby certify under penalties of perjury that the information on this Application is complete and correct and that as required by federal law: (Please check applicable boxes)

|_|  U.S. Citizen/Taxpayer:

|_| I certify that (1) the number shown above on this form is the correct Social Security Number or Tax ID Number and (2) I am not subject to any backup withholding either because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service ("IRS") that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

|_| If no Tax ID Number or Social Security Number has been provided above, I have applied, or intend to apply, to the IRS or the Social Security Administration for a Tax ID Number or a Social Security Number, and I understand that if I do not provide either number to the Transfer Agent within 60 days of the date of this Application or if I fail to furnish my correct Social Security Number or Tax ID Number, I may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9. You may request such form by calling the Transfer Agent at 800-553-8080).

|_|  Non-U.S. Citizen/Taxpayer:

     Indicated country of residence for tax purposes:__________________________ Under penalties of perjury, I certify that I am not a U.S. citizen or resident and I am an exempt foreign person as defined by the Internal Revenue Service.

I acknowledge that I am of legal age in the state of my residence. I have received a copy of the Fund's prospectus.


     The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.




----------------------------------    -----------------------------------------
Signature                 Date        Signature (if joint acct., both
                                        must sign)                         Date

--------------------------------------------------------------------------------

For Dealer Use Only

Dealer's Name: ____________________________________  Dealer Code: ______________

Dealer's Address: _________________________________  Branch Code: ______________

                  _________________________________

Representative:  __________________________________  Rep. No.:__________________

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





         Investment Advisor                                Distributor
  INVESTMENT COMPANY CAPITAL CORP.                   ICC DISTRIBUTORS, INC.
          One South Street                             Two Portland Square
      Baltimore, Maryland 21202                      Portland, Maine 04101






          Transfer Agent                            Independent Accountants
 INVESTMENT COMPANY CAPITAL CORP.                 PRICEWATERHOUSECOOPERS LLP
         One South Street                            250 West Pratt Street
     Baltimore, Maryland 21202                     Baltimore, Maryland 21201
          1-800-553-8080






        Custodian                                       Fund Counsel
  BANKERS TRUST COMPANY                          MORGAN, LEWIS & BOCKIUS LLP
   130 Liberty Street                                1701 Market Street
New York, New York 10006N                     Philadelphia, Pennsylvania 19103




                                                                              13
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                                                                         CASHPRS
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